NON-CONTROLLING INTERESTS - Narrative (Details) shares in Millions, CAD in Millions, $ in Millions		2 Months Ended	12 Months Ended
	Jan. 01, 2016	May 19, 2016 shares	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Jul. 01, 2016	Dec. 31, 2013
Non-controlling interests
Asset impairment charges			CAD 1,388.0		CAD 3,745.0	CAD 0.0
Common units outstanding, subject to rescission, amount					0.0			CAD 1,179.0
TC PipeLines, LP
Non-controlling interests
Fees received for services provided			4.5		CAD 4.0	3.0
Asset impairment charges | $				$ 199
Reclassification to Common Units of CPPL, subject to redemption | shares		1.6
Common units outstanding, subject to rescission, amount							$ 82	CAD 106.0
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests					72.00%		73.20%	73.20%
Asset impairment charges | $				$ 143
COLUMBIA PIPELINE GROUP, INC. | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests									53.50%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Fees received for services provided			CAD 8.0		CAD 11.0	CAD 8.0
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests					38.30%	38.30%	38.30%	38.30%
Ownership interest before transaction, percent	49.90%
Columbia Pipeline Partners LP
Non-controlling interests
Common units outstanding, subject to rescission, amount							$ 799	CAD 1,073.0
Maximum | TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests					72.00%	71.70%
Minimum | TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests						71.70%				71.10%